Note 10 - Warrants - Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Number of warrants (in shares)	4,018,993	7,315,711	5,145,083
Warrants with an expiration date of April 5, 2021 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	18,000
Exercise price (in CAD per share)	$ 2
Warrants with an expiration date of October 17, 2021 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	71,744
Exercise price (in CAD per share)	$ 1.30
Warrants with an expiration date of March 17, 2022 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	770,161
Exercise price (in CAD per share)	$ 3.10
Warrants with an expiration date of October 17, 2022 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	1,806,088
Exercise price (in CAD per share)	$ 1.75
Warrants with an expiration date of December 21, 2023 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	1,353,000
Exercise price (in CAD per share)	$ 1.20